UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
          or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: September 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / SEPTEMBER 30, 2009

Western Asset Municipal Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide income exempt from regular federal income tax* from a portfolio of high-quality short-term municipal obligations selected for liquidity and stability of principal.
*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Letter from the chairman	I
Fund at a glance	1
Fund expenses	2
Schedule of investments	4
Statement of assets and liabilities	34
Statement of operations	35
Statements of changes in net assets	36
Financial highlights	37
Notes to financial statements	39

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended September 30, 2009, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)[i] contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department’s advance estimate for third quarter 2009 GDP growth was 3.5%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. As an example, the manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While the PMI dipped to 52.6 in September, thirteen of the eighteen manufacturing industries the PMI tracks expanded during the month. In contrast, only eleven industries expanded in August.

The long-ailing housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose 1.6% in July 2009 versus the prior month. This marked the third straight monthly gain. In addition, the National Association of Realtors’ Pending Home Sales Indexiv rose 6.4% in August, the seventh consecutive monthly increase.

Western Asset Municipal Money Market Fund | I

Letter from the chairman continued

One area that remained weak—and could hamper the pace of economic recovery—was the labor market. While monthly job losses have moderated compared to earlier in the year, the unemployment rate rose to 9.8% in September 2009, its highest level in twenty-six years. Since December 2007, more than seven million jobs have been shed and there have been twenty-one consecutive months of job losses.

The Federal Reserve Board (“Fed”)[v] continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds ratevi from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its September 2009 meeting, the Fed said that it “will continue to employ a wide range of tools to promote economic recovery and to preserve price stability. The Committee will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.81% and 2.71%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.95% and 3.31%, respectively. Over the six months ended September 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher.

During the reporting period, the yields available from tax-exempt money market instruments fluctuated and ultimately moved lower.

II | Western Asset Municipal Money Market Fund

Performance review

As of September 30, 2009, the seven-day current yield for Class A shares[1] of Western Asset Municipal Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.[2]

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers for Class A shares, the seven-day current yield would have been -0.10% and the seven-day effective yield would have been -0.10%.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND Yields as of September 30, 2009 (unaudited)

	SEVEN-DAY CURRENT YIELD[2]	SEVEN-DAY EFFECTIVE YIELD[2]

Class A Shares[1]	0.01%	0.01%
Class I Shares	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.10% and the seven-day current yield and the seven-day effective yield for Class I shares would have been -0.07%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”)or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	Effective June 2, 2009, the Fund ceased offering Exchange A shares and all Exchange A shares converted to Class A shares.
[2]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Municipal Money Market Fund | III

Letter from the chairman continued
A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid -sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

• Fund prices and performance,
• Market insights and commentaries from our portfolio managers, and
• A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 30, 2009

IV | Western Asset Municipal Money Market Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Pending Home Sales Index is an index created by the National Association of Realtors that tracks homes sales in which a contract is signed but the sale has not yet closed. The Index is a leading indicator of future existing home sales as it typically takes four to six weeks to close a sale after a contract has been signed.

[v]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

vi

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Municipal Money Market Fund | V

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Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†

The bar graphs above represent the composition of the Fund’s investments as of September 30, 2009 and March 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO‡		EXPENSES PAID DURING THE PERIOD[3]

Class A	0.02%	$ 1,000.00	$ 1,000.20	0.49	%†	$ 2.46
Class I	0.04	1,000.00	1,000.40	0.46		2.31

[1]	For the six months ended September 30, 2009.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratios. These fees are not covered by any expense cap currently in effect.
‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

2 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO‡		EXPENSES PAID DURING THE PERIOD[2]

Class A	5.00%	$ 1,000.00	$ 1,022.61	0.49	%†	$ 2.48
Class I	5.00	1,000.00	1,022.76	0.46		2.33

[1]	For the six months ended September 30, 2009.
[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratios. These fees are not covered by any expense cap currently in effect.
‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 3

Schedule of investments (unaudited)
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 98.8%

	Alabama — 1.4%
$ 20,820,000	Birmingham, AL, Airport Authority Revenue, Refunding,
	FSA, SPA-Dexia Credit Local, 2.300%, 10/1/09(a)	$20,820,000
4,400,000	Demopolis, AL, IDB, IDR, Delaware Mesa Farms Project,
	LOC-Wells Fargo Bank N.A., 0.450%, 10/1/09(a)(b)	4,400,000
	Huntsville, AL, Health Care Authority, TECP:
20,000,000	0.300% due 10/26/09	20,000,000
28,067,000	0.300% due 11/17/09	28,067,000
16,000,000	0.480% due 12/2/09	16,000,000
300,000	Mobile County, AL, IDA, PCR, Exxon Mobil Project, 0.290%, 10/1/09(a)	300,000

	Total Alabama	89,587,000

	Alaska — 0.6%
	Alaska State Housing Finance Corp., Home Mortgage Revenue,
	SPA-Landesbank Baden-Wurttemberg:
4,500,000	0.450%, 10/1/09(a)	4,500,000
2,650,000	0.500%, 10/1/09(a)	2,650,000
7,500,000	Alaska State International Airports Revenues,
	LOC-State Street Bank & Trust Co., 0.320%, 10/7/09(a)	7,500,000
	Valdez, AK, Marine Terminal Revenue:
1,100,000	Refunding, BP Pipelines Inc. Project, 0.280%, 10/1/09(a)	1,100,000
20,000,000	Refunding, Exxon Pipeline Co. Project, 0.240%, 10/1/09(a)	20,000,000

	Total Alaska	35,750,000

	Arizona — 1.3%
25,800,000	Glendale, AZ, IDA, TECP, LOC-Wells Fargo Bank N.A.,
	0.400% due 11/3/09	25,800,000
	Phoenix, AZ:
40,000,000	Civic Improvement Corp., Airport Revenue, BAN,
	LOC-Bank of America N.A., 0.350% due 10/6/09	40,000,000
3,335,000	IDA Revenue, Southwestern College Phoenix,
	LOC-Comerica Bank, 0.530%, 10/1/09(a)	3,335,000
9,500,000	Tempe, AZ, Transportation Excise Tax Revenue,
	SPA-Royal Bank of Canada, 0.320%, 10/7/09(a)	9,500,000
	Yavapai County, AZ, IDA, Hospital Facility Revenue:
3,500,000	Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya,
	0.350%, 10/1/09(a)	3,500,000
2,200,000	Refunding Yavapai Regional Medical Center, LOC-UBS AG,
	0.400%, 10/1/09(a)	2,200,000

	Total Arizona	84,335,000

	California — 1.7%
20,000,000	California Health Facilities Finance Authority, TECP,
	Kaiser Permanente, 0.400% due 11/17/09	20,000,000
1,500,000	California Health Facilities Financing Authority Revenue, Adventist
	Health System West, LOC-U.S. Bank N.A., 0.250%, 10/1/09(a)	1,500,000
	California Infrastructure & Economic Development Bank Revenue:
1,800,000	California Academy of Sciences, LOC-Allied Irish Bank PLC,
	0.270%, 10/1/09(a)	1,800,000

See Notes to Financial Statements.

4 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	California — 1.7% continued
$ 1,000,000	Los Angeles County Museum, LOC-Bank of New York,
	0.270%, 10/1/09(a)	$1,000,000
1,660,000	Orange County Performing Arts Center, LOC-Allied Irish Bank PLC,
	0.400%, 10/1/09(a)	1,660,000
300,000	California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One N.A.,
	0.250%, 10/1/09(a)	300,000
	California State Department of Water Resources, Power Supply
	Revenue:
300,000	LOC-Allied Irish Bank PLC, 0.270%, 10/1/09(a)	300,000
	LOC-Bank of New York:
9,800,000	0.220%, 10/1/09(a)	9,800,000
25,200,000	0.270%, 10/1/09(a)	25,200,000
6,000,000	California Statewide CDA, TECP, 0.450% due 1/13/10	6,000,000
	East Bay, CA, MUD Water Systems Revenue, TECP:
10,000,000	0.320% due 10/19/09	10,000,000
22,000,000	0.450% due 12/9/09	22,000,000
2,195,000	Irvine, CA, Improvement Bond Act 1915, Revenue, Limited
	Obligation, Reassessment District 85-7, FSA, SPA-Dexia Credit Local,
	0.330%, 10/1/09(a)	2,195,000
200,000	Los Angeles, CA, Community RDA, MFH Revenue, Wilshire Station
	Apartments, LOC-Bank of America N.A., 0.380%, 10/1/09(a)(b)	200,000
	Orange County, CA:
4,400,000	Housing Authority, Apartment Development Revenue,
	Oasis Martinique I FNMA, LIQ-FNMA, 0.340%, 10/1/09(a)	4,400,000
300,000	Sanitation Districts, COP, SPA-Dexia Public Finance,
	0.400%, 10/1/09(a)	300,000

	Total California	106,655,000

	Colorado — 1.5%
8,815,000	Colorado Health Facilities Authority Revenue, Bethesda Living
	Center Projects, LOC-LaSalle Bank, 0.330%, 10/1/09(a)	8,815,000
	Colorado HFA:
	Revenue:
500,000	Multi-Family Hunters, FNMA, LIQ-FNMA, 0.250%, 10/7/09(a)	500,000
	Multi-Family Project, SPA-FHLB:
900,000	0.330%, 10/7/09(a)	900,000
4,000,000	0.380%, 10/7/09(a)(b)	4,000,000
	Multi-Family, SPA-FHLB:
6,785,000	0.380%, 10/7/09(a)(b)	6,785,000
8,155,000	0.410%, 10/7/09(a)(b)	8,155,000
8,500,000	Single Family Mortgage Revenue, SPA-Dexia Credit Local,
	0.430%, 10/7/09(a)(b)	8,500,000
26,300,000	Denver, CO, City & County, COP, SPA-JPMorgan Chase,
	0.270%, 10/1/09(a)	26,300,000
55,000	Erie, CO, COP, LOC-Keybank N.A., 3.450%, 10/7/09(a)	55,000
28,010,000	University of Colorado Hospital Authority Revenue, FSA,
	SPA-Wachovia Bank N.A., 0.420%, 10/7/09(a)	28,010,000

	Total Colorado	92,020,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 5

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Connecticut — 0.2%
	Connecticut State:
$ 4,080,000	Health & Education, TECP, Yale University, 0.400% due 10/13/09	$4,080,000
	HEFA Revenue:
1,100,000	Updates-Edgehill, LOC-KBC Bank NV, 0.270%, 10/1/09(a)	1,100,000
3,900,000	Wesleyan University, SPA-Bank of America N.A.,
	0.350%, 10/1/09(a)	3,900,000
1,500,000	Wesleyan University, SPA-JPMorgan Chase, 0.350%, 10/7/09(a)	1,500,000
200,000	SPA-Dexia Credit Local, 0.350%, 10/1/09(a)	200,000

	Total Connecticut	10,780,000

	Delaware — 0.4%
	Delaware State:
9,450,000	GO, 3.000% due 1/1/10	9,510,703
7,180,000	Health Facilities Authority Revenue, Beebe Medical Center Project,
	LOC-PNC Bank, 0.310%, 10/1/09(a)	7,180,000
6,500,000	Kent County, DE, Revenue, Providence Creek Academy Charter,
	LOC-PNC Bank N.A., 0.310%, 10/1/09(a)	6,500,000
100,000	University of Delaware Revenue, Refunding, SPA-Landesbank
	Hessen-Thuringen, 0.350%, 10/1/09(a)	100,000

	Total Delaware	23,290,703

	District of Columbia — 1.7%
3,400,000	District of Columbia Enterprise Zone Revenue, Crowell and Moring
	LLP Project, LOC-Wachovia Bank N.A., 0.600%, 10/7/09(a)(b)	3,400,000
	District of Columbia Revenue:
8,000,000	American Legacy Foundation, 0.400%, 10/1/09(a)	8,000,000
4,835,000	Jesuit Conference, LOC-PNC Bank, 0.310%, 10/1/09(a)	4,835,000
10,200,000	St. Patrick’s Episcopal, LOC-Suntrust Bank, 0.950%, 10/7/09(a)	10,200,000
4,000,000	Washington Center For Internships and Academic Seminars,
	LOC-Branch Banking & Trust, 0.340%, 10/1/09(a)	4,000,000
2,500,000	District of Columbia University Revenue, Georgetown University,
	LOC-TD Bank N.A., 0.320%, 10/1/09(a)	2,500,000
13,125,000	District of Columbia, TECP, National Academy of Sciences Project,
	LOC-Bank of America N.A., 0.350% due 11/2/09	13,125,000
	Metropolitan Washington, DC, Airports Authority:
40,000,000	FSA, SPA-Dexia Credit Local, 0.550%, 10/7/09(a)(b)	40,000,000
23,000,000	TECP, LOC-JPMorgan Chase, 0.700% due 10/6/09	23,000,000

	Total District of Columbia	109,060,000

	Florida — 9.4%
1,000,000	Broward County, FL, HFA, MFH, Sawgrass Pines Apartments Project,
	LOC-GE Capital Corp., 0.550%, 10/1/09(a)(b)	1,000,000
15,498,000	Florida Municipal Loan Council, TECP, LOC-Bank of America,
	0.350% due 10/6/09	15,498,000
5,150,000	Florida State Municipal Power Agency Revenue, All Requirements
	Supply, LOC-Bank of America N.A., 0.300%, 10/1/09(a)	5,150,000
42,200,000	Hillsborough County, FL, School Board COP, Master Lease, NATL,
	LOC-Wachovia Bank N.A., 0.320%, 10/1/09(a)	42,200,000

See Notes to Financial Statements.

6 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 9.4% continued
	Jacksonville, FL:
	Electric Authority, TECP:
$ 62,956,000	LOC-JP Morgan Chase, 0.380% due 12/2/09	$62,956,000
	LOC-Landesbank Hessen-Thuringen:
64,000,000	0.550% due 10/1/09	64,000,000
26,475,000	0.350% due 10/20/09	26,475,000
33,025,000	0.350% due 10/22/09	33,025,000
	Health Facilities Authority, Hospital Revenue:
	Baptist Medical Center Project:
4,675,000	0.320%, 10/1/09(a)	4,675,000
9,200,000	LOC-Bank of America N.A., 0.320%, 10/1/09(a)	9,200,000
8,135,000	Southern Baptist Hospital, LOC-Wachovia Bank N.A.,
	0.320%, 10/1/09(a)	8,135,000
215,000	Water & Sewer System Revenue, SPA-Bank of New York,
	0.450%, 10/1/09(a)	215,000
	JEA District, FL:
28,860,000	Electric System Revenue, SPA-Wachovia Bank N.A.,
	0.320%, 10/1/09(a)	28,860,000
400,000	Water & Sewer System Revenue, SPA-Banco Bilbao Vizcaya,
	0.350%, 10/7/09(a)	400,000
11,920,000	Lakeland, FL, Education Facilities Revenue, Florida Southern College
	Project, LOC-SunTrust Bank, 1.250%, 10/1/09(a)(d)	11,920,000
	Lee County, FL, IDA, Utilities Revenue:
8,300,000	North Fort Myers Utility Project, LOC-SunTrust Bank,
	1.000%, 10/7/09(a)(b)	8,300,000
13,000,000	North Fort Myers Utility, LOC-SunTrust Bank, 1.000%, 10/7/09(a)(b)	13,000,000
10,100,000	Lee Memorial Health System, FL, Hospital Revenue,
	LOC-Bank of America N.A., 0.300%, 10/1/09(a)	10,100,000
3,000,000	Orange County, FL, School Board, COP, LOC-Wachovia Bank N.A.,
	0.320%, 10/1/09(a)	3,000,000
14,285,000	Orlando & Orange County, FL, Expressway Authority, FSA,
	0.470%, 10/1/09(a)	14,285,000
50,000,000	Orlando, FL, Utilities Commission, Utility System Revenue,
	2.000% due 6/1/10	50,513,858
	Palm Beach County, FL:
10,250,000	HFA, MFH Revenue, Palm Gardens Apartments Project,
	LOC-Citibank N.A., 0.450%, 10/7/09(a)(b)	10,250,000
10,000,000	Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.,
	0.340%, 10/1/09(a)	10,000,000
31,500,000	School District, TECP, LOC-Bank of America N.A.,
	0.350% due 12/18/09	31,500,000
8,500,000	Pasco County, FL, IDR, Leveredge Project, LOC-RBC Centura Bank,
	0.770%, 10/7/09(a)(b)	8,500,000
	Pembroke Pines, FL:
8,040,000	Capital Improvement Revenue, Susan B. Anthony Center,
	LOC-SunTrust Bank, 0.850%, 10/7/09(a)	8,040,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 7

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 9.4% continued
$ 9,925,000	Charter School Revenue, SPA-Royal Bank of Canada,
	0.330%, 10/7/09(a)	$9,925,000
	Pinellas County, FL, Health Facilities Authority Revenue:
10,000,000	Baycare Health System, LOC-Northern Trust Co., 0.300%, 10/1/09(a)	10,000,000
76,515,000	Refunding, Health Systems Baycare, FSA, SPA-Morgan Stanley,
	0.540%, 10/1/09(a)	76,515,000
11,400,000	Sarasota County, FL, Public Hospital District Revenue, Sarasota
	Memorial Hospital, LOC-Northern Trust Co., 0.270%, 10/1/09(a)	11,400,000

	Total Florida	589,037,858

	Georgia — 2.7%
8,300,000	Atlanta, GA, Urban Residential Finance Authority, MFH Revenue,
	Senior Housing, Big Bethel Village LP, LOC-SunTrust Bank,
	1.000%, 10/7/09(a)(b)	8,300,000
3,550,000	Carroll County, GA, Development Authority Revenue, Royal Metal
	Productions Inc. Project, LOC-Branch Banking & Trust,
	0.440%, 10/1/09(a)(b)	3,550,000
	Coweta County, GA:
4,990,000	Development Authority Revenue, W.Y. Newnan Holding LLC Project,
	LOC-Wachovia Bank N.A., 0.640%, 10/1/09(a)(b)	4,990,000
17,550,000	Residential Care Facilities for the Elderly Authority, Wesley Woods
	of Newnan, LOC-Branch Banking & Trust Co., 0.300%, 10/7/09(a)	17,550,000
6,860,000	De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights
	LP, LOC-FHLMC, 0.450%, 10/1/09(a)(b)	6,860,000
1,815,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC
	Project, LOC-Wells Fargo Bank N.A., 0.500%, 10/1/09(a)(b)	1,815,000
	Fulton County, GA, Development Authority Revenue:
4,000,000	Atlanta YMCA Project, LOC-SunTrust Bank, 0.850%, 10/7/09(a)	4,000,000
3,000,000	Doris & Weber School Project, LOC-Branch Banking & Trust,
	0.340%, 10/1/09(a)	3,000,000
5,000,000	Lovett School Project, LOC-FHLB, SunTrust Bank, 0.290%, 10/7/09(a)	5,000,000
2,500,000	Shepherd Center Inc. Project, LOC-SunTrust Bank,
	0.850%, 10/7/09(a)	2,500,000
	Gainesville & Hall County, GA:
7,700,000	Development Authority Revenue, Senior Living Facility, Lanier
	Village Estates Inc., Radian, LOC-Bank of America N.A.,
	SPA-LaSalle Bank N.A., 0.280%, 10/1/09(a)	7,700,000
28,545,000	Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia
	Health System Inc., LOC-Wachovia Bank N.A., 0.320%, 10/1/09(a)	28,545,000
4,230,000	Greene County, GA, Development Authority Sewer Facilities Revenue,
	Carey Station Welfare LLC Project, LOC-Wachovia Bank N.A.,
	0.640%, 10/1/09(a)(b)	4,230,000
9,375,000	Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project,
	LOC-Branch Banking & Trust, 0.440%, 10/1/09(a)(b)	9,375,000
4,800,000	Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour
	Apartments LP, LOC-FHLB, SunTrust Bank, 0.390%, 10/7/09(a)(b)	4,800,000
	Municipal Electric Authority, GA:
900,000	Project One, Subordinated, FSA, SPA-Dexia Credit Local,
	0.450%, 10/7/09(a)	900,000

See Notes to Financial Statements.

8 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 2.7% continued
$ 21,050,000	TECP, LOC-Landesbank Hessen-Thuringen, 0.300% due 10/6/09	$21,050,000
4,965,000	Private Colleges & Universities Authority, GA, Educational Facilities
	Revenue, Agnes Scott College, LOC-Wachovia Bank N.A.,
	0.390%, 10/1/09(a)	4,965,000
12,405,000	Richmond County, GA, Board of Education, GO, Sales Tax Revenue,
	5.000% due 10/1/09	12,405,000
5,200,000	Savannah, GA, EDA Revenue, Savannah Country Day School,
	LOC-Branch Banking & Trust, 0.340%, 10/1/09(a)	5,200,000
6,550,000	Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc.
	Project, LOC-Branch Banking & Trust, 0.440%, 10/1/09(a)(b)	6,550,000
4,000,000	Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports
	Project, LOC-Bank of America N.A., 0.550%, 10/1/09(a)(b)	4,000,000

	Total Georgia	167,285,000

	Idaho — 0.1%
6,400,000	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center,
	FSA, SPA-Harris N.A., 0.330%, 10/1/09(a)	6,400,000

	Illinois — 3.7%
	Chicago, IL:
2,300,000	Board of Education, GO, FSA, SPA-Dexia Public Finance Bank,
	0.650%, 10/1/09(a)	2,300,000
	GO, SPA-JPMorgan Chase:
20,625,000	0.270%, 10/1/09(a)	20,625,000
13,400,000	0.270%, 10/1/09(a)	13,400,000
3,050,000	IDR, Victoria Ltd. LLC Project, LOC-LaSalle Bank N.A.,
	0.600%, 10/1/09(a)(b)	3,050,000
3,145,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
	0.600%, 10/1/09(a)(b)	3,145,000
10,230,000	Sales Tax Revenue, SPA-JPMorgan Chase, 0.270%, 10/1/09(a)	10,230,000
9,800,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	0.430%, 10/7/09(a)	9,800,000
	Water Revenue:
3,225,000	LOC-State Street Bank & Trust Co., 0.400%, 10/1/09(a)	3,225,000
13,800,000	SPA-JPMorgan Chase, 0.350%, 10/1/09(a)	13,800,000
	Cook County, IL:
1,000,000	Catholic Theological University Project, LOC-Harris Trust and
	Savings Bank, 0.460%, 10/7/09(a)	1,000,000
	IDR:
1,375,000	Kenneth Properties Project, LOC-LaSalle Bank,
	0.600%, 10/1/09(a)(b)	1,375,000
1,515,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank,
	0.600%, 10/1/09(a)(b)	1,515,000
7,440,000	Crestwood, IL, Revenue, Trinity Christian College, LOC-Fifth Third
	Bank, 0.900%, 10/2/09(a)	7,440,000
	Illinois DFA:
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 0.460%, 10/7/09(a)	2,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 9

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Illinois — 3.7% continued
	IDR:
$ 5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank,
	0.600%, 10/1/09(a)(b)	$5,000,000
2,000,000	Profile Packaging Inc. Project, LOC-LaSalle Bank,
	0.600%, 10/1/09(a)(b)	2,000,000
	Illinois Finance Authority:
17,000,000	LOC-Northern Trust Co., 0.300% due 10/8/09	17,000,000
5,010,000	MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.,
	5.530%, 10/1/09(a)	5,010,000
	Revenue:
3,040,000	Art Institute of Chicago, LOC-Northern Trust Co.,
	0.370%, 10/7/09(a)	3,040,000
2,100,000	Central Dupage Health, SPA-JPMorgan Chase,
	0.360%, 10/1/09(a)	2,100,000
16,500,000	Central Dupage, LIQ-JPMorgan Chase, 0.300%, 10/1/09(a)	16,500,000
6,900,000	Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A.,
	FHLB, 0.390%, 10/1/09(a)	6,900,000
9,000,000	Illinois College, LOC-U.S. Bank, 0.400%, 10/1/09(a)	9,000,000
4,000,000	Lake Forest Country Day School, LOC-Northern Trust Co.,
	0.410%, 10/7/09(a)	4,000,000
335,000	OSF Healthcare System, LOC-Wachovia Bank N.A.,
	0.320%, 10/1/09(a)	335,000
10,985,000	Resurrection Health, LOC-JPMorgan Chase, 0.350%, 10/1/09(a)	10,985,000
4,155,000	Smith Village Project, LOC-LaSalle Bank, 0.350%, 10/1/09(a)	4,155,000
4,605,000	Uhlich Children’s Advantage, LOC-JPMorgan Chase,
	0.420%, 10/1/09(a)	4,605,000
4,700,000	Wesleyan University, LOC-Northern Trust Co., 0.400%, 10/1/09(a)	4,700,000
	Illinois Health Facilities Authority:
8,115,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 0.530%, 10/1/09(a)	8,115,000
1,150,000	Swedish Covenant Hospital, LOC-LaSalle Bank, 0.300%, 10/7/09(a)	1,150,000
	Illinois Housing Development Authority, Revenue:
2,100,000	Homeowner Mortgage, SPA-State Street Bank & Trust Co.,
	0.599%, 10/7/09(a)(b)	2,100,000
3,925,000	MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.,
	0.550%, 10/1/09(a)(b)	3,925,000
2,580,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies,
	LOC-LaSalle Bank N.A., 0.600%, 10/1/09(a)(b)	2,580,000
190,000	Lombard, IL, Revenue, National University Health Sciences Project,
	LOC-JPMorgan Chase, 0.450%, 10/1/09(a)	190,000
910,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle National
	Bank, 0.600%, 10/1/09(a)(b)	910,000
2,900,000	Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments
	Project, FNMA, LIQ-FNMA, 0.450%, 10/1/09(a)(b)	2,900,000
4,085,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National
	Bank, 0.600%, 10/1/09(a)(b)	4,085,000
3,400,000	Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.,
	0.510%, 10/7/09(a)	3,400,000

See Notes to Financial Statements.

10 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Illinois — 3.7% continued
$ 10,810,000	Will County, IL, Revenue, University of St. Francis,
	LOC-Fifth Third Bank, 0.820%, 10/7/09(a)	$10,810,000

	Total Illinois	228,400,000

	Indiana — 0.8%
4,115,000	Clarksville, IN, Revenue, Retirement Housing Foundation,
	LOC-KBC Bank NV, 0.330%, 10/1/09(a)	4,115,000
4,865,000	Indiana Finance Authority Hospital Revenue, Clarian Health Partners
	Inc., LOC-Branch Banking & Trust, 0.320%, 10/7/09(a)	4,865,000
3,200,000	Indiana Finance Authority Solid Waste Disposal Revenue, New
	Holland Dairy Leasing, LOC-LaSalle Bank N.A., 0.570%, 10/1/09(a)(b)	3,200,000
6,830,000	Indiana Health & Educational Facilities Financing Authority Revenue,
	Refunding, Community Village Hartsfield, LOC-Harris N.A.,
	0.330%, 10/1/09(a)	6,830,000
6,820,000	Indiana Health Facilities Financing Authority, Hospital Revenue,
	Deaconess Hospital Obligation, LOC-Fifth Third Bank,
	0.900%, 10/2/09(a)	6,820,000
7,050,000	Indiana State Development Finance Authority, IDR, Republic Services
	Inc., LOC-JPMorgan Chase, 0.450%, 10/1/09(a)(b)	7,050,000
	Indianapolis, IN:
15,000,000	Local Public Improvement Bond Bank, Indianapolis Airport Project,
	FSA, SPA-Dexia Credit Local, 0.700%, 10/7/09(a)(b)	15,000,000
5,155,000	MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA,
	0.380%, 10/2/09(a)	5,155,000

	Total Indiana	53,035,000

	Iowa — 0.7%
765,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S.
	Bank N.A., 0.350%, 10/1/09(a)	765,000
	Iowa Finance Authority:
	Health Facilities Revenue, Iowa Health System:
9,100,000	LOC-Bank of America N.A., 0.300%, 10/1/09(a)	9,100,000
10,300,000	LOC-JPMorgan Chase, 0.300%, 10/1/09(a)	10,300,000
	MFH Revenue:
6,500,000	SPA-Dexia Credit Local, 0.800%, 10/1/09(a)(b)	6,500,000
7,000,000	Windsor on the River LLC, LOC-Wells Fargo Bank N.A.,
	0.470%, 10/1/09(a)(b)	7,000,000
10,370,000	Single-Family Revenue, GNMA, FNMA, SPA-FHLB,
	0.420%, 10/1/09(a)(b)	10,370,000

	Total Iowa	44,035,000

	Kansas — 1.0%
55,745,000	Olathe, KS, GO, 1.250% due 6/1/10	56,028,402
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place
	Apartments Project, FHLMC, LIQ-FHLMC, 0.370%, 10/1/09(a)	4,500,000

	Total Kansas	60,528,402

	Kentucky — 1.1%
7,835,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project,
	LOC-Branch Banking & Trust, 0.440%, 10/1/09(a)(b)	7,835,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 11

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Kentucky — 1.1% continued
$ 8,000,000	Fulton County, KY, United Healthcare Hospital Co.,
	LOC-Wachovia Bank, 1.000%, 10/7/09(a)	$8,000,000
10,680,000	Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown
	College Project, LOC-Fifth Third Bank, 0.900%, 10/2/09(a)	10,680,000
9,000,000	Kentucky Economic Development Finance Authority, Hospital
	Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust, 0.290%, 10/1/09(a)	9,000,000
	Kentucky Housing Corp., Housing Revenue:
5,000,000	0.350%, 10/7/09(a)(b)	5,000,000
2,000,000	SPA-Kentucky Housing Corp., 0.350%, 10/7/09(a)(b)	2,000,000
5,000,000	Trimble County, KY, Association of Counties Leasing Trust,
	Lease Program Revenue, LOC-U.S. Bank N.A., 0.300%, 10/1/09(a)	5,000,000
21,825,000	Williamsburg, KY, Educational Building Revenue, Refunding &
	Improvement Cumberland Project, LOC-Fifth Third Bank,
	0.900%, 10/2/09(a)(d)	21,825,000

	Total Kentucky	69,340,000

	Louisiana — 0.6%
11,520,000	Louisiana Local Government Environmental Facilities & CDA
	Revenue, Refunding, Healthcare Facilities Baton, LOC-LaSalle Bank,
	0.430%, 10/1/09(a)	11,520,000
7,300,000	Louisiana PFA Hospital Revenue, Franciscan Missionaries of our
	Lady Health System Inc., LOC-JPMorgan Chase, 0.350%, 10/1/09(a)	7,300,000
20,000,000	Louisiana Public Facilities Authority Revenue, Dynamic Fuels LLC
	Project, LOC-JPMorgan Chase, 0.300%, 10/1/09(a)	20,000,000

	Total Louisiana	38,820,000

	Maine — 0.1%
5,760,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank,
	0.400%, 10/1/09(a)	5,760,000

	Maryland — 4.5%
	Baltimore County, MD:
3,020,000	EDR, Republic Services Inc. Project, LOC-Bank of America,
	0.550%, 10/1/09(a)(b)	3,020,000
	TECP, BAN, LOC-BNP Paribas:
27,200,000	0.400% due 11/2/09	27,200,000
49,100,000	0.400% due 12/22/09	49,100,000
13,900,000	John Hopkins University Revenue, TECP, 0.400% due 11/16/09	13,900,000
	Maryland State Economic Development Corp.:
	EDR:
1,665,000	Academy of Sciences Project, LOC-Bank of America N.A.,
	0.370%, 10/1/09(a)	1,665,000
2,700,000	U.S. Pharmacopeial Convention Inc., LOC-Bank of America N.A.,
	0.300%, 10/1/09(a)	2,700,000
5,335,000	Revenue, Your Public Radio Corp. Project, LOC-PNC Bank,
	0.310%, 10/2/09(a)	5,335,000

See Notes to Financial Statements.

12 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Maryland — 4.5% continued
	Maryland State Health & Higher EFA Revenue:
$ 3,600,000	Archdiocese Baltimore Schools, LOC-PNC Bank N.A.,
	0.310%, 10/2/09(a)	$3,600,000
2,485,000	Gaudenzia Foundation, LOC-PNC Bank, 0.310%, 10/2/09(a)	2,485,000
6,988,000	John Hopkins University Revenue, TECP, 0.350% due 10/8/09	6,988,000
	LOC-Bank of America:
8,000,000	0.300% due 10/14/09	8,000,000
21,216,000	0.350% due 11/3/09	21,216,000
22,765,000	0.320% due 12/14/09	22,765,000
7,613,000	0.370% due 1/12/10	7,613,000
5,000,000	University of Maryland Medical System, LOC-PNC Bank N.A.,
	0.310%, 10/2/09(a)	5,000,000
	Maryland State Stadium Authority:
2,565,000	Lease Revenue, Refunding-Baltimore Convention,
	SPA-Bank of New York, 0.350%, 10/1/09(a)	2,565,000
	Sports Facilities Lease:
36,340,000	LIQ-Bank of America, 0.700%, 10/7/09(a)(b)	36,340,000
7,400,000	Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local,
	0.450%, 10/1/09(a)	7,400,000
	Montgomery County, MD:
11,815,000	EDA Bonds, Sandy Springs Friends School Facility, LOC-SunTrust
	Bank, 0.850%, 10/7/09(a)	11,815,000
5,000,000	GO, BAN, Public Improvement, SPA-Dexia Credit Local,
	0.300%, 10/1/09(a)	5,000,000
8,250,000	Housing Opportunities Commission Revenue, FHA,
	2.000% due 1/1/10	8,269,742
8,960,000	Housing Opportunities Commission, Multi-Family Revenue,
	Housing Development, GNMA, FNMA, FHLMC, FHA, SPA-PNC Bank,
	0.310%, 10/1/09(a)	8,960,000
13,900,000	Prince Georges County, MD, MFH, Allentowne Apartments Project,
	LOC-Wachovia Bank, 0.450%, 10/1/09(a)(b)	13,900,000
2,800,000	Washington Suburban Sanitation District, MD, GO, BAN,
	SPA-Landesbank Hessen-Thuringen, 0.340%, 10/7/09(a)	2,800,000
4,900,000	Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc.
	Project, LOC-Bank of America N.A., 0.550%, 10/1/09(a)(b)	4,900,000

	Total Maryland	282,536,742

	Massachusetts — 6.6%
	Boston, MA, Water & Sewer, TECP:
9,000,000	LOC-Bank of America, 0.420% due 1/14/10	9,000,000
10,000,000	LOC-Bank of America, 0.700% due 10/5/09	10,000,000
10,750,000	Massachusetts Bay Transportation Authority, TECP, LOC-Fortis Bank,
	0.400% due 2/9/10	10,750,000
	Massachusetts Health & Education University Revenue, TECP:
24,000,000	0.400% due 2/8/10	24,000,000
12,627,000	0.400% due 2/11/10	12,627,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 13

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 6.6% continued
	Harvard University:
$ 20,535,000	0.400% due 10/13/09	$20,535,000
45,000,000	0.400% due 11/23/09	45,000,000
9,000,000	0.350% due 2/17/10	9,000,000
32,855,000	0.450% due 2/17/10	32,855,000
	Massachusetts School Building Authority, TECP, LOC-Bank of
	Nova Scotia:
28,000,000	0.320% due 10/7/09	28,000,000
45,500,000	0.320% due 11/3/09	45,500,000
38,500,000	0.320% due 12/8/09	38,500,000
2,000,000	0.400% due 12/8/09	2,000,000
20,000,000	0.320% due 12/14/09	20,000,000
	Massachusetts State:
	DFA Revenue:
	Boston University, LOC-Citizens Bank, FHLB:
5,000,000	0.200%, 10/1/09(a)	5,000,000
4,600,000	0.200%, 10/1/09(a)	4,600,000
135,000	Clark University, LOC-TD Banknorth N.A., 0.260%, 10/7/09(a)	135,000
4,400,000	Notre Dame Health Care Center, LOC-KBC Bank NV,
	0.450%, 10/1/09(a)	4,400,000
4,000,000	Phillips Academy, SPA-Bank of New York, 0.300%, 10/1/09(a)	4,000,000
4,645,000	St. Mark’s School, LOC-Bank of America, 0.320%, 10/1/09(a)	4,645,000
5,405,000	Wentworth Institute of Technology, LOC-JPMorgan Chase,
	0.370%, 10/1/09(a)	5,405,000
	GO:
	Consolidated Loan:
4,000,000	SPA-Bank of America, 0.320%, 10/1/09(a)	4,000,000
19,800,000	SPA-Dexia Credit Local, 0.420%, 10/1/09(a)	19,800,000
100,000	SPA-Landesbank Hessen-Thuringen, 0.350%, 10/1/09(a)	100,000
	HEFA Revenue:
170,000	Capital Asset Program, LOC-Bank of America, 0.300%, 10/1/09(a)	170,000
2,400,000	Northeastern University, LOC-JPMorgan Chase, 0.270%, 10/1/09(a)	2,400,000
12,100,000	Partners Healthcare Systems, 0.250%, 10/1/09(a)	12,100,000
10,710,000	Refunding, Wellesley College, 0.250%, 10/1/09(a)	10,710,000
8,350,000	Suffolk University, LOC-JPMorgan Chase, 0.370%, 10/1/09(a)	8,350,000
2,900,000	Wellesley College, 0.250%, 10/1/09(a)	2,900,000
5,250,000	Williams College, 0.250%, 10/7/09(a)	5,250,000
1,680,000	Housing Finance Agency Revenue, LOC-Lloyds TSB Bank PLC,
	0.370%, 10/1/09(a)(b)	1,680,000
	Water Resources Authority, Multi-Modal, Subordinated:
200,000	LOC-Helaba, 0.310%, 10/7/09(a)	200,000
7,560,000	Refunding, LOC-Landesbank Hessen-Thuringen, 0.30%, 10/1/09(a)	7,560,000

	Total Massachusetts	411,172,000

See Notes to Financial Statements.

14 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Michigan — 1.3%
$ 11,685,000	Kalamazoo, MI, Hospital Finance Authority, Hospital Facility Revenue,
	Bronson Methodist, LOC-JPMorgan Chase, 0.300%, 10/7/09(a)	$11,685,000
100,000	Michigan Higher Education Facilities Authority, Refunding Ltd.
	Obligation University Detroit, 0.350%, 10/1/09(a)	100,000
	Michigan State:
610,000	HDA, FSA, LIQ-Dexia Credit Local, 0.600%, 10/7/09(a)(b)	610,000
6,515,000	Hospital Finance Authority Revenue, Ltd. Obligation Radiation,
	LOC-Fifth Third Bank, 0.900%, 10/2/09(a)	6,515,000
30,000,000	Housing Development Authority, SPA-KBC Bank N.V.,
	0.410%, 10/7/09(a)(b)	30,000,000
5,155,000	Strategic Fund, Limited Obligation Revenue, Transnav
	Technologies Inc., LOC-LaSalle Bank Midwest, 0.570%, 10/1/09(a)(b)	5,155,000
3,200,000	Oakland County, MI, Economic Development Corp., Limited Obligation
	Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank,
	0.900%, 10/2/09(a)	3,200,000
5,300,000	Oakland University Revenue, MI, LOC-Allied Irish Bank PLC,
	0.450%, 10/7/09(a)	5,300,000
	University of Michigan:
4,230,000	Hospital, 0.400%, 10/1/09(a)	4,230,000
	Revenue:
6,500,000	Hospital, 0.350%, 10/1/09(a)	6,500,000
11,300,000	Refunding, Hospital, 0.350%, 10/1/09(a)	11,300,000

	Total Michigan	84,595,000

	Minnesota — 1.6%
	Minnesota State Housing Finance Agency:
41,490,000	Residential Housing Finance, SPA-Lloyds TSB Bank PLC,
	0.390%, 10/1/09(a)(b)	41,490,000
32,975,000	Residential Housing, GO of Agency, SPA-Lloyds TSB Bank PLC,
	0.420%, 10/1/09(a)(b)	32,975,000
2,150,000	Rochester, MN, Health Care Facilities Revenue, Mayo Clinic,
	SPA-Northern Trust Co., 0.280%, 10/7/09(a)	2,150,000
23,800,000	University of Minnesota, TECP, 0.300% due 11/3/09	23,800,000

	Total Minnesota	100,415,000

	Mississippi — 1.9%
	Mississippi Business Finance Corp.:
	Gulf Opportunity Zone:
10,000,000	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank,
	0.300%, 10/7/09(a)	10,000,000
11,000,000	SG Resources Mississippi LLC, LOC-FHLB, SunTrust Bank,
	0.290%, 10/7/09(a)	11,000,000
800,000	IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.,
	0.550%, 10/1/09(a)(b)	800,000
68,500,000	Mississippi Development Bank, Special Obligation, Harrison, FSA,
	SPA-Dexia Credit Local, 0.500%, 10/1/09(a)	68,500,000
	Mississippi Medical Center Educational Building Corp. Revenue:
13,655,000	Adult Hospital Project, SPA-KBC Bank N.V., 0.310%, 10/1/09(a)	13,655,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 15

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Mississippi — 1.9% continued
$ 14,300,000	University of Mississippi Medical Center, SPA-KBC Bank N.V., 0.350%, 10/1/09(a)	$14,300,000

	Total Mississippi	118,255,000

	Missouri — 0.9%
6,800,000	Florissant, MO, IDA Revenue, Retirement Housing Foundation, LOC-KBC Bank NV, 0.330%, 10/1/09(a)	6,800,000
5,450,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman, 0.350%, 10/1/09(a)	5,450,000
	Missouri State HEFA:
	Educational Facilities Revenue:
3,400,000	St. Louis Priory School Project, LOC-U.S. Bank N.A., 0.300%, 10/1/09(a)	3,400,000
6,200,000	St. Louis University, LOC-Wells Fargo Bank N.A., 0.270%, 10/1/09(a)	6,200,000
6,700,000	Washington University, SPA-JPMorgan Chase, 0.270%, 10/1/09(a)	6,700,000
	Revenue:
12,100,000	BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase, 0.300%, 10/1/09(a)	12,100,000
540,000	St. Francis Medical Center, LOC-Bank of America N.A., 0.350%, 10/1/09(a)	540,000
800,000	St. Louis University, LOC-Wells Fargo Bank N.A., 0.270%, 10/1/09(a)	800,000
12,175,000	Washington University, SPA-Wells Fargo Bank N.A., 0.330%, 10/1/09(a)	12,175,000
100,000	University of Missouri, University Revenues, System Facilities, 0.300%, 10/1/09(a)	100,000

	Total Missouri	54,265,000

	Montana — 0.0%
995,000	Montana State Board of Regents, Higher Education Revenue, Montana State University Facilities Improvement, LOC-Wachovia Bank N.A., 0.320%, 10/1/09(a)	995,000

	Nebraska — 1.1%
30,000,000	Central Plains Energy Project, NE, Gas Project Revenue, SPA-Royal Bank of Canada, 0.400%, 10/1/09(a)	30,000,000
9,080,000	Nebraska Educational Finance Authority Revenue, Creighton University Projects, LOC-JPMorgan Chase, 0.300%, 10/1/09(a)	9,080,000
31,300,000	Nebraska Public Power District, TECP, LOC-Bank of Nova Scotia, 0.420% due 1/12/10	31,300,000

	Total Nebraska	70,380,000

	Nevada — 3.2%
	Carson City, NV, Hospital Revenue:
8,900,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank, 0.330%, 10/1/09(a)	8,900,000
17,475,000	Tahoe Hospital Project, LOC-U.S. Bank, 0.330%, 10/1/09(a)	17,475,000

See Notes to Financial Statements.

16 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Nevada — 3.2% continued
	Clark County, NV:
	Airport Revenue, FSA, SPA-Dexia Credit Local:
$ 39,000,000	0.480%, 10/1/09(a)(b)	$39,000,000
20,000,000	0.400%, 10/7/09(a)(b)	20,000,000
	GO, TECP, LOC-Bank of America N.A.:
21,000,000	0.350% due 10/20/09	21,000,000
7,000,000	0.400% due 11/23/09	7,000,000
7,000,000	0.450% due 1/13/10	7,000,000
15,000,000	Highway Revenue, LOC-BNP Paribas, 0.350% due 10/8/09	15,000,000
21,000,000	TECP, LOC-Bank of America N.A., 0.400% due 10/15/09	21,000,000
	Las Vegas Valley, NV, Water District:
2,920,000	GO, Water Improvement, SPA-Dexia Credit Local, 0.380%, 10/1/09(a)	2,920,000
1,300,000	Water Improvement, SPA-Dexia Credit Local, 0.380%, 10/1/09(a)	1,300,000
	Nevada Housing Division:
5,700,000	Multi-Family Unit Housing, Mesquite Apartments B,
	0.520%, 10/7/09(a)(b)	5,700,000
3,200,000	Single Family Mortgage Revenue, GNMA, FNMA, FHLMC,
	SPA-JPMorgan Chase, 0.520%, 10/7/09(a)(b)	3,200,000
	Tuckee Meadows, NV, Water Authority:
12,157,000	Revenue, TECP, LOC-Lloyds TSB Bank, 0.350% due 10/7/09	12,157,000
	TECP, LOC-Lloyds TSB Bank:
12,750,000	0.370% due 12/1/09	12,750,000
5,950,000	0.370% due 12/8/09	5,950,000

	Total Nevada	200,352,000

	New Hampshire — 1.3%
	New Hampshire HEFA Revenue:
12,400,000	Dartmouth College, SPA-JPMorgan Chase, 0.280%, 10/1/09(a)	12,400,000
31,265,000	Dartmouth Hitchcock Clinic, FSA, SPA-Dexia Credit Local &
	JPMorgan Chase, 0.500%, 10/1/09(a)	31,265,000
25,000,000	Phillips Exeter Academy, SPA-JPMorgan Chase, 0.320%, 10/1/09(a)	25,000,000
	New Hampshire State Business Finance Authority:
14,000,000	Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen,
	0.570%, 10/1/09(a)(b)	14,000,000
1,500,000	Luminescent Systems Inc., LOC-HSBC Holding PLC,
	0.550%, 10/7/09(a)(b)(d)	1,500,000

	Total New Hampshire	84,165,000

	New Jersey — 1.7%
30,200,000	Burlington County, NJ, GO, BAN, 2.000% due 12/23/09	30,259,757
17,500,000	Delaware River Port Authority of Pennsylvania & New Jersey,
	Revenue, LOC-TD Banknorth N.A., 0.320%, 10/1/09(a)	17,500,000
40,000,000	Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes,
	1.750% due 9/3/10	40,274,044

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 17

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	New Jersey — 1.7% continued
	New Jersey EDA:
$ 100,000	Revenue, School Facilities Construction, LOC-Dexia Credit Local,
	0.450%, 10/7/09(a)	$100,000
290,000	School Revenue, Facilities Construction Subordinated,
	LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC, 0.330%, 10/1/09(a)	290,000
	New Jersey Health Care Facilities Financing Authority Revenue:
375,000	LOC-Wachovia Bank N.A., 0.280%, 10/1/09(a)	375,000
7,000,000	Virtua Health Inc., LOC-TD Bank N.A., 0.320%, 10/1/09(a)	7,000,000
8,100,000	New Jersey State Turnpike Authority Revenue, FSA,
	SPA-Dexia Credit Local, 0.450%, 10/7/09(a)	8,100,000

	Total New Jersey	103,898,801

	New Mexico — 0.2%
10,100,000	New Mexico Finance Authority, State Transportation Revenue,
	LOC-UBS AG, 0.380%, 10/1/09(a)	10,100,000

	New York — 4.8%
	MTA, NY, Revenue:
10,000,000	RAN, 2.000% due 12/31/09	10,039,904
5,200,000	Transportation, LOC-Landesbank Hessen-Thuringen,
	0.330%, 10/1/09(a)	5,200,000
60,000,000	TECP, BAN, LOC-ABN AMRO N.V., 0.400% due 10/7/09	60,000,000
	New York City, NY:
	GO:
10,400,000	LOC-Allied Irish Bank PLC, 0.280%, 10/1/09(a)	10,400,000
300,000	LOC-JPMorgan Chase, 0.300%, 10/1/09(a)	300,000
13,795,000	SPA-Bank of America N.A., 0.280%, 10/1/09(a)	13,795,000
1,800,000	SPA-Landesbank Hessen-Thuringen, 0.280%, 10/1/09(a)	1,800,000
31,850,000	SPA-Wachovia Bank N.A., 0.270%, 10/1/09(a)	31,850,000
11,300,000	Subordinated, LOC-Bank of New York, 0.250%, 10/1/09(a)	11,300,000
1,000,000	LOC-Bank of New York, 0.280%, 10/1/09(a)	1,000,000
	MFA Water & Sewer System Revenue:
	Second General Resolution:
11,700,000	Fiscal 2008, SPA-Fortis Bank SA, 0.320%, 10/1/09(a)	11,700,000
1,100,000	SPA-Bank of Nova Scotia, 0.300%, 10/1/09(a)	1,100,000
18,250,000	SPA-Fortis Bank S.A., 0.260%, 10/1/09(a)	18,250,000
	Municipal Water Finance Authority, Water & Sewer System Revenue:
11,300,000	SPA-Bank of America N.A., 0.340%, 10/1/09(a)	11,300,000
20,600,000	SPA-Landesbank Hessen-Thuringen, 0.280%, 10/1/09(a)	20,600,000
2,000,000	SPA-Lloyds TSB Bank PLC, 0.280%, 10/1/09(a)	2,000,000
	Municipal Water, TECP:
23,000,000	0.400% due 11/10/09	23,000,000
20,000,000	0.400% due 12/1/09	20,000,000
5,000,000	0.450% due 12/2/09	5,000,000
3,300,000	NATL, SPA-Bank of Nova Scotia, 0.270%, 10/1/09(a)	3,300,000

See Notes to Financial Statements.

18 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	New York — 4.8% continued
	TFA:
	Future Tax Secured:
$ 2,650,000	C5, SPA-Citibank N.A., 0.280%, 10/1/09(a)	$2,650,000
4,550,000	Revenue, SPA-Dexia Credit Local, 0.300%, 10/7/09(a)	4,550,000
	New York City Recovery Project Revenue, Subordinated:
2,400,000	LIQ-Dexia Credit Local, 0.280%, 10/1/09(a)	2,400,000
1,000,000	LIQ-Landesbank Hessen-Thuringen, 0.280%, 10/1/09(a)	1,000,000
1,800,000	Revenue, Subordinated, LIQ-Lloyds TSB Bank, 0.300%, 10/7/09(a)	1,800,000
1,410,000	New York State Dormitory Authority Revenue, State Supported Debt,
	University of Rochester, LOC-JPMorgan Chase, 0.280%, 10/1/09(a)	1,410,000
23,715,000	New York, NY, GO, LOC-Landesbank Baden-Wurttemberg,
	0.390%, 10/1/09(a)	23,715,000

	Total New York	299,459,904

	North Carolina — 3.3%
	Board of Governors University, NC, TECP:
6,700,000	0.400% due 10/8/09	6,700,000
45,287,000	0.330% due 11/10/09	45,287,000
11,320,000	Guilford County, NC, GO, SPA-Dexia Credit Local, 0.330%, 10/1/09(a)	11,320,000
33,500,000	Mecklenburg County, NC, COP, SPA-Landesbank Hessen-Thuringen,
	0.320%, 10/1/09(a)	33,500,000
	North Carolina Capital Facilities Finance Agency, Educational
	Facilities Revenue:
100,000	Duke School For Children, LOC-Bank of America, 0.370%, 10/1/09(a)	100,000
4,500,000	High Point University Project, LOC-Branch Banking & Trust,
	0.340%, 10/1/09(a)	4,500,000
3,000,000	Summit School Inc. Project, LOC-Branch Banking and Trust,
	0.340%, 10/1/09(a)	3,000,000
1,100,000	North Carolina Educational Facilities Finance Agency Revenue,
	Roman Catholic Diocese, LOC-Wachovia Bank N.A., 0.390%, 10/1/09(a)	1,100,000
	North Carolina HFA, Home Ownership:
6,600,000	1998 TR-19C, LIQ-Bank of America, 0.450%, 10/7/09(a)(b)	6,600,000
5,925,000	LIQ-Bank of America N.A., 0.450%, 10/7/09(a)(b)	5,925,000
22,400,000	North Carolina Medical Care Community, Health Care Facilities
	Revenue, Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank
	N.A., 0.320%, 10/1/09(a)	22,400,000
	North Carolina State Education Assistance Authority Revenue:
16,400,000	LOC-Branch Banking & Trust, 0.440%, 10/1/09(a)(b)	16,400,000
23,000,000	LOC-Royal Bank of Canada, 0.450%, 10/1/09(a)(b)	23,000,000
	Piedmont, NC, Triad Airport Authority, Revenue:
890,000	LOC-Branch Banking & Trust, 0.370%, 10/1/09(a)	890,000
5,170,000	Refunding, LOC-Branch Banking & Trust, 0.550%, 10/1/09(a)(b)	5,170,000
19,650,000	Raleigh Durham, NC, Airport Authority Airport Revenue,
	SPA-Bank of America N.A., 0.500%, 10/1/09(a)(b)	19,650,000
2,400,000	Richmond County, NC, Industrial Facilities & PCFA Revenue,
	Ritz Craft Corp. Inc. Facility, LOC-PNC Bank N.A., 0.460%, 10/2/09(a)(b)	2,400,000

	Total North Carolina	207,942,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 19

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	North Dakota — 0.2%
$ 10,000,000	North Dakota State Housing Finance Agency, Home Mortgage
	Finance, SPA-FHLB, 0.380%, 10/7/09(a)(b)	$10,000,000

	Ohio — 4.0%
5,500,000	Columbus, OH, Regional Airport Authority Revenue, TECP,
	LOC-Calyon Bank, 0.300% due 10/1/09	5,500,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives,
	SPA-Bank of New York, 0.300%, 10/7/09(a)	1,200,000
10,000,000	Hamilton County, OH, Hospital Facilities Revenue, Childrens Hospital
	Medical Center, 0.400%, 10/1/09(a)	10,000,000
	Montgomery County, OH:
525,000	Hospital Revenue, Kettering Health, FSA, SPA-Dexia Credit Local,
	0.500%, 10/7/09(a)	525,000
68,175,000	Revenue Bonds, TECP, LOC-Dexia Credit Local, 0.750% due 10/1/09	68,175,000
28,175,000	Ohio Housing Finance Agency, Mortgage Revenue, Residential
	Mortgage, GNMA/FNMA, SPA-KBC Bank N.V., 0.320%, 10/7/09(a)(b)	28,175,000
6,770,000	Ohio State Higher Educational Facilities, Marietta College Project,
	LOC-JPMorgan Chase, 0.400%, 10/1/09(a)	6,770,000
2,000,000	Ohio State Higher Educational Facility Commission Revenue,
	Kenyon College Project, LOC-Northern Trust Co., 0.300%, 10/1/09(a)	2,000,000
9,700,000	Ohio State Solid Waste Revenue, BP Exploration & Oil Project,
	0.330%, 10/1/09(a)(b)	9,700,000
	Ohio State University:
	General Receipts:
335,000	0.210%, 10/7/09(a)	335,000
40,300,000	0.320%, 10/7/09(a)	40,300,000
12,090,000	2.000% due 12/1/09	12,121,856
	TECP:
17,500,000	0.320% due 11/17/09	17,500,000
7,070,000	0.300% due 12/10/09	7,070,000
1,800,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, LOC-Wachovia Bank, 0.320%, 10/1/09(a)	1,800,000
	Ohio State, Air Quality Development Authority Revenue:
3,500,000	Ohio Valley Electric Corp. Project, LOC-Bank of Nova Sotia,
	0.350%, 10/7/09(a)	3,500,000
3,000,000	Ohio Valley Electric Corp., LOC-Bank of Nova Sotia,
	0.300%, 10/1/09(a)	3,000,000
7,000,000	Pollution Control, LOC-Barclays Bank PLC, 0.450%, 10/1/09(a)(b)	7,000,000
	Ohio State, GO:
	Common Schools:
15,230,000	0.270%, 10/7/09(a)	15,230,000
4,480,000	0.300%, 10/7/09(a)	4,480,000
4,300,000	0.350%, 10/7/09(a)	4,300,000
2,045,000	Refunding, 0.350%, 10/7/09(a)	2,045,000

	Total Ohio	250,726,856

See Notes to Financial Statements.

20 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Oklahoma — 0.7%
$ 16,475,000	Oklahoma Development Finance Authority, Health System Revenue,
	TECP, Integris Baptist Medical Center, 0.350% due 11/5/09	$16,475,000
	Oklahoma State:
4,800,000	Municipal Power Authority, Power Supply System Revenue,
	LOC-Bank of America N.A., 0.320%, 10/1/09(a)	4,800,000
15,100,000	Turnpike Authority Revenue, SPA-Lloyds TSB Bank PLC,
	0.300%, 10/1/09(a)	15,100,000
6,375,000	Tulsa, OK, Airport Improvement Trust General Revenue, Tulsa
	International Airport, LOC-JPMorgan Chase, 0.550%, 10/1/09(a)(b)	6,375,000

	Total Oklahoma	42,750,000

	Oregon — 1.1%
20,000,000	Clackamas County, OR, Hospital Facility Authority, TECP,
	0.500% due 1/19/10	20,000,000
7,000,000	Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley
	Manor Project, LOC-Bank of America N.A., 0.350%, 10/1/09(a)	7,000,000
7,000,000	Oregon Health & Sciences University Revenue, LOC-U.S. Bank N.A.,
	0.300%, 10/1/09(a)	7,000,000
	Oregon State:
	Facilities Authority:
100,000	Multi-Family Revenue, Vintage at Bend Apartments LP,
	FNMA, LIQ-FNMA, 0.450%, 10/1/09(a)(b)	100,000
	Revenue:
2,100,000	Episcopal School Projects, LOC-U.S. Bank, 0.340%, 10/1/09(a)	2,100,000
10,560,000	Reed College Projects, SPA-Wells Fargo Bank N.A.,
	0.390%, 10/1/09(a)	10,560,000
	GO, Veterans Welfare, SPA-Dexia Credit Local:
9,775,000	0.300%, 10/1/09(a)	9,775,000
7,120,000	0.300%, 10/1/09(a)	7,120,000
1,100,000	0.300%, 10/1/09(a)(b)	1,100,000
5,000,000	Housing & Community Services, Revenue, Single-Family Housing,
	SPA-State Street Bank & Trust Co., 0.300%, 10/7/09(a)(b)	5,000,000

	Total Oregon	69,755,000

	Pennsylvania — 6.3%
	Allegheny County, PA:
	Higher Education Building Authority, University Revenue,
	Carnegie Mellon University:
3,500,000	SPA-Bank of New York, 0.290%, 10/1/09(a)	3,500,000
1,600,000	SPA-Landesbank Hessen-Thuringen, 0.290%, 10/1/09(a)	1,600,000
	IDA:
3,850,000	Little Sisters of the Poor Project, LOC-PNC Bank N.A.,
	0.310%, 10/1/09(a)	3,850,000
9,300,000	Revenue, Education Center Watson, LOC-PNC Bank N.A.,
	0.310%, 10/1/09(a)	9,300,000
9,200,000	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy, LOC-Barclays
	Bank PLC, 0.300%, 10/7/09(a)	9,200,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 21

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 6.3% continued
$ 8,400,000	Bucks County, PA, IDA, Hospital Revenue, Grand View Hospital,
	LOC-TD Bank N.A., 0.320%, 10/1/09(a)	$8,400,000
4,500,000	Butler County, PA, Hospital Authority Revenue, Butler Health System
	Inc. Project, LOC-Branch Banking & Trust, 0.290%, 10/1/09(a)	4,500,000
4,320,000	Chester County, PA, HEFA Revenue, Barclay Friends Project,
	LOC-Wachovia Bank N.A., 0.500%, 10/7/09(a)	4,320,000
	Delaware County, PA:
13,505,000	Authority Revenue, Elwyn Inc. Project, LOC-Wachovia Bank N.A.,
	0.320%, 10/1/09(a)	13,505,000
200,000	IDA, PCR, BP Exploration & Oil Inc. Project, 0.300%, 10/1/09(a)	200,000
23,160,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 0.290%, 10/1/09(a)	23,160,000
	Geisinger Authority, PA:
	Health System Revenue, Geisinger Health System, SPA-PNC
	Bank N.A.:
29,800,000	0.270%, 10/1/09(a)	29,800,000
16,135,000	0.270%, 10/1/09(a)	16,135,000
22,500,000	Health Systems, Geisinger Health System Foundation,
	SPA-Northern Trust Co., 0.250%, 10/1/09(a)	22,500,000
3,150,00	Lampeter-Strasburg, PA, School District, FSA, St. Aid Withholding
	SPA-Royal Bank of Canada, 0.420%, 10/1/09(a)	3,150,000
	Lancaster County, PA, Hospital Authority Revenue:
2,500,000	Lancaster General Hospital, LOC-Bank of America N.A.,
	0.340%, 10/1/09(a)	2,500,000
2,440,000	Masonic Homes Project, LOC-JPMorgan Chase, 0.320%, 10/1/09(a)	2,440,000
4,300,000	Lower Merion, PA, School District, GO, Capital Project,
	LOC-U.S. Bank N.A., 0.320%, 10/1/09(a)	4,300,000
16,390,000	Manheim Township, PA, School District, GO, FSA,
	SPA-Royal Bank of Canada, 0.420%, 10/1/09(a)	16,390,000
3,830,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	0.900%, 10/1/09(a)	3,830,000
	Montgomery County, PA, IDA Revenue:
1,100,000	Friends’ Central School Corp. Project, LOC-Wachovia Bank N.A.,
	0.390%, 10/1/09(a)	1,100,000
3,700,000	Lasalle College, LOC-PNC Bank N.A., 0.310%, 10/1/09(a)	3,700,000
17,300,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital,
	LOC-PNC Bank, 0.310%, 10/1/09(a)	17,300,000
5,725,000	Northeastern, PA, Hospital & Education Authority Revenue,
	Commonwealth Medical College Project, LOC-PNC Bank N.A.,
	0.290%, 10/1/09(a)	5,725,000
4,840,000	Pennsylvania Higher EFA, College & University Revenues,
	St. Joseph’s University, LOC-Allied Irish Bank PLC, 0.340%, 10/7/09(a)	4,840,000
1,955,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage,
	SPA-Landesbank Hessen, 0.300%, 10/7/09(a)(b)	1,955,000
	Pennsylvania State Turnpike Commission:
30,795,000	Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	0.420%, 10/1/09(a)	30,795,000
40,450,000	Revenue, FSA, SPA-JPMorgan Chase, 0.380%, 10/1/09(a)	40,450,000

See Notes to Financial Statements.

22 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 6.3% continued
	Philadelphia, PA:
$ 6,000,000	Authority for IDR, Newcourtland Elder Services Project,
	LOC-PNC Bank N.A., 0.290%, 10/1/09(a)	$6,000,000
	School District, GO St. Aid Withholding:
800,000	LOC-Bank of America N.A., 0.370%, 10/1/09(a)	800,000
10,000,000	LOC-Commerce Bank N.A., 0.320%, 10/1/09(a)	10,000,000
78,290,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority,
	FSA, SPA-PNC Bank, 0.380%, 10/1/09(a)	78,290,000
4,775,000	Somerset County, PA, GO, LOC-PNC Bank N.A., 0.310%, 10/1/09(a)	4,775,000
7,000,000	Wallingford-Swarthmore, PA, School District, GO, 0.850%, 10/1/09(a)	7,000,000
1,130,000	West Cornwall Township Municipal Authority, PA, General Government
	Loan Program, FSA, SPA-Dexia Credit Local, 0.850%, 10/1/09(a)	1,130,000

	Total Pennsylvania	396,440,000

	Puerto Rico — 1.0%
	Commonwealth of Puerto Rico, GO:
1,900,000	FSA, SPA-Dexia Credit Local, 0.500%, 10/1/09(a)	1,900,000
	Public Improvements:
15,500,000	FSA, SPA-Dexia Bank, 0.490%, 10/1/09(a)	15,500,000
5,200,000	FSA, SPA-Dexia Credit Local, 0.490%, 10/1/09(a)	5,200,000
2,100,000	FSA, SPA-JPMorgan Chase, 0.500%, 10/1/09(a)	2,100,000
	Refunding, Public Improvements, FSA:
1,000,000	LOC-Wachovia Bank N.A., 0.260%, 10/1/09(a)	1,000,000
35,000,000	SPA-Dexia Credit Local, 0.260%, 10/1/09(a)	35,000,000

	Total Puerto Rico	60,700,000

	Rhode Island — 0.0%
885,000	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street
	Bank & Trust Co., 0.650%, 10/7/09(a)(b)	885,000

	South Carolina — 0.3%
	South Carolina Jobs EDA:
100,000	EDR, YMCA of Columbia South Carolina Project, LOC-Bank of
	America N.A., 0.370%, 10/1/09(a)	100,000
5,300,000	Health Sciences Medical University, LOC-Wachovia Bank,
	0.540%, 10/1/09(a)	5,300,000
7,000,000	IDR, South Carolina Electric & Gas Co., LOC-Branch Banking &
	Trust, 0.440%, 10/1/09(a)(b)	7,000,000
	Revenue:
2,400,000	Dorris Properties LLC Project, LOC-Sun Bank N.A., Wells Fargo
	Bank N.A., 0.490%, 10/1/09(a)(b)	2,400,000
5,100,000	Southeastern Fly Ash Co. Inc. Project, LOC-Wachovia Bank N.A.,
	0.490%, 10/1/09(a)(b)	5,100,000

	Total South Carolina	19,900,000

	South Dakota — 0.9%
	South Dakota Housing Development Authority, Homeownership
	Mortgage, SPA-Landesbank Hessen-Thuringen:
10,000,000	0.260%, 10/7/09(a)	10,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 23

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	South Dakota — 0.9% continued
$ 44,680,000	0.350%, 10/7/09(a)(b)	$44,680,000

	Total South Dakota	54,680,000

	Tennessee — 1.0%
5,465,000	Blount County, TN, Public Building Authority, Local Government Public
	Improvement, LOC-Branch Banking & Trust, 0.340%, 10/7/09(a)	5,465,000
680,000	Chattanooga, TN, Health Educational & Housing Facility Board
	Revenue, Siskin Hospital for Physical Rehabilitation Inc., Project
	LOC-Bank of America N.A., 0.300%, 10/1/09(a)	680,000
	Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
	Tennessee Municipal Bond Fund, LOC-Bank of America N.A.:
215,000	0.300%, 10/1/09(a)	215,000
5,795,000	0.350%, 10/1/09(a)	5,795,000
1,200,000	Knox County, TN, Health, Educational & Housing Facilities Board
	Hospital Facility Revenue, Catholic Healthcare, LOC-Landesbank
	Baden, 0.400%, 10/7/09(a)	1,200,000
	Metropolitan Government Nashville & Davidson County, TN,
	Health & Educational Facilities Board Revenue:
15,000,000	Lipscomb University Project, LOC-FHLB, SunTrust Bank,
	0.290%, 10/7/09(a)	15,000,000
2,250,000	Montessori Academy Inc., LOC-Fifth Third Bank,
	0.900%, 10/1/09(a)	2,250,000
	Montgomery County, TN, Public Building Authority:
8,200,000	Pooled Financing, Tennessee County Loan Pool,
	LOC-Bank of America, 0.300%, 10/1/09(a)	8,200,000
14,035,000	Pooled Financing Revenue, Tennessee County Loan Pool,
	LOC-Bank of America N.A., 0.300%, 10/1/09(a)	14,035,000
7,000,000	Sevier County, TN, Public Building Authority, Local Government
	Public Improvement, LOC-KBC Bank N.V., 0.400%, 10/7/09(a)	7,000,000

	Total Tennessee	59,840,000

	Texas — 9.6%
12,300,000	Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue,
	Dallas Center for the Performing Arts Foundation Inc. Project,
	LOC-Bank of America N.A., 0.350%, 10/1/09(a)	12,300,000
1,800,000	Gregg County, TX, Health Facilities Development Corp., Hospital
	Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase,
	0.380%, 10/1/09(a)	1,800,000
8,065,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project,
	0.600% due 12/1/09(c)	8,065,000
	Gulf Coast Waste Disposal Authority, TX:
9,200,000	BP Amoco Oil Co. Project, 0.850%, 10/1/09(a)(b)	9,200,000
18,300,000	Environmental Facilities Revenue, Amoco Oil Co. Project,
	0.330%, 10/1/09(a)(b)	18,300,000
17,200,000	Gulf Coast, TX, IDA, Exempt Facilities Revenue, BP Global Power
	Corp. Project, 0.330%, 10/1/09(a)(b)	17,200,000

See Notes to Financial Statements.

24 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 9.6% continued
	Harris County, TX:
	Cultural Education Facilities Finance Corp.:
$ 30,130,000	Revenue, Methodist Hospital, 0.270%, 10/1/09(a)	$30,130,000
5,905,000	Special Facilities Revenue, Texas Medical Center,
	0.300%, 10/1/09(a)	5,905,000
28,280,000	Flood Control District, TECP, LOC-Helaba, 0.350% due 10/7/09	28,280,000
	Health Facilities Development Corp., Hospital Revenue:
	Baylor College of Medicine, AMBAC:
3,100,000	LOC-Bank of America N.A., 0.340%, 10/1/09(a)	3,100,000
70,550,000	LOC-Wachovia Bank N.A., 0.320%, 10/1/09(a)	70,550,000
20,500,000	Baylor College of Medicine, LOC-JPMorgan Chase,
	0.300%, 10/1/09(a)	20,500,000
25,000,000	Memorial Hermann Healthcare Systems, FSA,
	SPA-Dexia Credit Local, 0.520%, 10/7/09(a)	25,000,000
20,000,000	TECP, Methodist Hospital System, 0.480% due 12/2/09	20,000,000
2,000,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue,
	LOC-BNP Paribas, 0.360%, 10/1/09(a)	2,000,000
	Houston, TX:
	Higher Education Finance Corp.:
5,400,000	Revenue, William Marsh Rice University Project,
	0.300%, 10/1/09(a)	5,400,000
	TECP:
10,000,000	0.300% due 10/8/09	10,000,000
10,000,000	0.400% due 11/10/09	10,000,000
10,000,000	0.400% due 11/12/09	10,000,000
16,800,000	Utility System Revenue, First Lien, LOC-Bank of America N.A.,
	Bank of New York, Dexia Credit Local, State Street Bank & Trust Co.,
	0.350%, 10/1/09(a)	16,800,000
3,200,000	Mansfield, TX, IDC, Pier 1 Imports, LOC-JPMorgan Chase,
	0.350%, 10/7/09(a)(b)	3,200,000
10,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal
	Revenue, Allied Waste Inc. Project, LOC-Bank of America N.A.,
	0.550%, 10/1/09(a)(b)	10,000,000
	North Texas Higher Education Authority, Student Loan, Revenue:
17,000,000	LOC-Bank of America & Dexia Credit Local, 0.450%, 10/7/09(a)(b)	17,000,000
10,000,000	LOC-Lloyds Bank PLC, 0.450%, 10/7/09(a)(b)	10,000,000
31,570,000	Pasadena, TX, ISD, GO, FSA, SPA-Bank of America NA,
	0.500%, 10/1/09(a)	31,570,000
	San Antonio, TX:
4,000,000	Empowerment Zone Development Corp., Drury Southwest Hotel
	Project, LOC-U.S. Bank, 0.450%, 10/1/09(a)(b)	4,000,000
3,775,000	IDA, IDR, Tindall Corp. Project, LOC-Wachovia Bank N.A.,
	0.490%, 10/1/09(a)(b)	3,775,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments,
	LOC-General Electric Capital Corp., 0.550%, 10/1/09(a)(b)	5,150,000
2,290,000	Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship
	Christian Project, LOC-Bank of America N.A., 0.370%, 10/1/09(a)	2,290,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 25

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 9.6% continued
$ 3,000,000	Texas Public Finance Authority, GO, TECP, 0.300% due 10/7/09	$3,000,000
3,000,000	Texas State, GO, Veterans Housing Assistance, LIQ-Dexia Credit Local,
	0.350%, 10/7/09(a)(b)	3,000,000
	Texas State Department of Transportation Highway Revenue,
	TECP, LIQ-Bank of America N.A., State Street Bank & Trust Co.,
	JPMorgan Chase:
20,800,000	0.400% due 11/10/09	20,800,000
55,000,000	0.400% due 11/12/09	55,000,000
	Texas Technical University Revenue:
3,000,000	Financing System, TECP, 0.350% due 3/9/10	3,000,000
	TECP:
1,140,000	0.400% due 11/16/09	1,140,000
16,199,000	0.450% due 11/16/09	16,199,000
4,950,000	0.450% due 11/19/09	4,950,000
2,450,000	Travis County, TX, Health Facilities Development Corp., Retirement
	Facilities Revenue, Querencia Barton Creek, LOC-LaSalle Bank,
	0.330%, 10/1/09(a)	2,450,000
9,635,000	Trinity River Authority, TX, Solid Waste Disposal Revenue,
	Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.,
	0.440%, 10/1/09(a)(b)	9,635,000
3,250,000	Tyler, TX, Health Facilities Development Corp., Hospital Revenue,
	Mother Frances Hospital, LOC-Bank of America, 0.370%, 10/1/09(a)	3,250,000
778,000	University of North Texas Revenue, TECP, 0.350% due 10/1/09	778,000
	University of Texas System Revenue, TECP:
24,700,000	0.450% due 10/14/09	24,700,000
17,113,000	0.300% due 10/15/09	17,113,000
10,000,000	0.270% due 11/3/09	10,000,000
11,500,000	0.450% due 2/17/10	11,500,000
4,730,000	Weslaco, TX, Health Facilities Development Corp., Knapp Medical
	Center, LOC-Compass Bank, 1.000%, 10/1/09(a)	4,730,000

	Total Texas	602,760,000

	Utah — 0.9%
3,345,000	Central Utah Water Conservancy District, GO, LIQ-Helaba,
	0.420%, 10/7/09(a)	3,345,000
	Utah Housing Corp. Single Family Mortgage Revenue:
9,250,000	FHLB, 0.380%, 10/7/09(a)(b)	9,250,000
3,500,000	SPA-FHLB, 0.380%, 10/7/09(a)(b)	3,500,000
11,500,000	Utah State Board of Regents, Student Loan Revenue, GTD Student
	Loans, LOC-Wells Fargo Bank N.A., 0.490%, 10/1/09(a)(b)	11,500,000
7,600,000	Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA/NV,
	0.300%, 10/1/09(a)	7,600,000
19,965,000	Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase,
	0.370%, 10/7/09(a)	19,965,000

	Total Utah	55,160,000

See Notes to Financial Statements.

26 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Vermont — 1.7%
	Vermont Educational & Health Buildings Financing Agency Revenue:
$ 6,770,000	Hospital, Northeastern Vermont, LOC-TD Banknorth N.A.,
	0.320%, 10/1/09(a)	$6,770,000
21,675,000	Rutland Medical Center, Radian, LOC-TD Banknorth N.A.,
	SPA-TD Banknorth N.A., 0.320%, 10/1/09(a)	21,675,000
5,325,000	Vermont Housing Finance Agency, Single-Family, FSA, SPA-FHLB,
	0.520%, 10/7/09(a)(b)	5,325,000
70,000,000	Vermont Student Assistance Corp. Education Loan Revenue,
	SPA-Bank of New York, 0.500%, 10/1/09(a)(b)	70,000,000

	Total Vermont	103,770,000

	Virginia — 3.6%
	Albemarle County, VA, EDA Hospital Revenue, Martha Jefferson
	Hospital:
5,000,000	LOC-Branch Banking & Trust, 0.290%, 10/1/09(a)	5,000,000
	LOC-Wachovia Bank N.A.:
34,700,000	0.320%, 10/1/09(a)	34,700,000
33,500,000	0.320%, 10/1/09(a)	33,500,000
9,850,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General
	Resolution, LOC-Branch Banking & Trust, 0.290%, 10/1/09(a)	9,850,000
4,250,000	Fauquier County, VA, IDA Revenue, Highland School Project,
	LOC-Branch Banking & Trust, 0.340%, 10/1/09(a)	4,250,000
6,835,000	Henrico County, VA, EDA Revenue, Bon Secours Health,
	LOC-Landesbank Baden-Wurttemberg, 0.450%, 10/7/09(a)	6,835,000
3,000,000	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
	0.450%, 10/1/09(a)(b)	3,000,000
8,700,000	Lexington IDA, VMI Development Board Inc. Project,
	LOC-Wachovia Bank NA, 0.320%, 10/1/09(a)	8,700,000
	Lynchburg, VA, IDA:
2,900,000	Recreational Facilities Revenue, YMCA of Central Virginia,
	LOC-Wachovia Bank N.A., 0.540%, 10/1/09(a)	2,900,000
3,950,000	Revenue, Central Health, NATL, LOC-Branch Banking & Trust,
	0.290%, 10/1/09(a)	3,950,000
1,125,000	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation,
	LOC-Bank of America, 0.400%, 10/1/09(a)	1,125,000
7,760,000	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 0.380%, 10/1/09(a)	7,760,000
3,650,000	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems,
	FSA, SPA-Wachovia Bank N.A., 0.320%, 10/1/09(a)	3,650,000
	Virginia College Building Authority, VA:
	Educational Facilities Revenue, 21st Century College,
	SPA-Wachovia Bank:
13,655,000	0.320%, 10/1/09(a)	13,655,000
8,520,000	0.320%, 10/1/09(a)	8,520,000
6,515,000	Various Shenandoah University Projects, LOC-Branch
	Banking & Trust, 0.400%, 10/1/09(a)	6,515,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 27

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Virginia — 3.6% continued
	Virginia Commonwealth University:
	Health System Authority Revenue:
$ 31,425,000	AMBAC, LOC-Wachovia Bank N.A., 0.320%, 10/1/09(a)	$31,425,000
2,200,000	LOC-Wachovia Bank N.A., 0.300%, 10/1/09(a)	2,200,000
	VA, AMBAC, LOC-Wachovia Bank N.A.:
34,200,000	0.220%, 10/1/09(a)	34,200,000
700,000	SPA-Wachovia Bank N.A., 0.280%, 10/1/09(a)	700,000

	Total Virginia	222,435,000

	Washington — 2.1%
	King County, WA:
4,250,000	Housing Authority Revenue, Greenbridge Redevelopment, Salmon,
	LOC-Bank of America N.A., 0.570%, 10/1/09(a)(b)	4,250,000
5,680,000	Overlake Project, LOC-Bank of America, 0.550%, 10/1/09(a)(b)	5,680,000
1,570,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
	0.650%, 10/1/09(a)(b)	1,570,000
10,000,000	Port Grays Harbor, WA, Murphy Co. Project, LOC-Bank of America N.A.,
	0.550%, 10/1/09(a)(b)	10,000,000
20,000,000	Port of Seattle, WA, Revenue, Subordinated Lien, LOC-Fortis Bank NV,
	0.400%, 10/7/09(a)(b)	20,000,000
30,400,000	Snohomish County, WA, Public Utility District No. 1, Electric Revenue,
	2.000% due 5/26/10	30,684,960
	Washington State:
	Health Care Facilities Authority Revenue:
100,000	Multicare Health Systems, FSA, SPA-U.S. Bank N.A.,
	0.320%, 10/1/09(a)	100,000
10,000,000	Overlake Hospital Medical Center, LOC-Keybank N.A.,
	1.300%, 10/1/09(a)	10,000,000
4,750,000	Southwest Washington Medical Center, LOC-Allied Irish Bank
	PLC, 0.400%, 10/1/09(a)	4,750,000
3,550,000	HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank,
	0.410%, 10/1/09(a)(b)	3,550,000
	HFC, MFH, Revenue:
5,860,000	Bridgewood Four Seasons, FNMA, LIQ-FNMA,
	0.450%, 10/1/09(a)(b)	5,860,000
14,640,000	Merrill Gardens at Tacoma LLC, LOC-Bank of America N.A.,
	0.450%, 10/1/09(a)(b)	14,640,000
6,125,000	Rolling Hills Apartments Project, FNMA, LIQ-FNMA,
	0.450%, 10/1/09(a)(b)	6,125,000
7,285,000	The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.,
	0.450%, 10/1/09(a)(b)	7,285,000
6,840,000	Higher EFA Revenue, University of Puget Sound Project A,
	LOC-Bank of America N.A., 0.400%, 10/1/09(a)	6,840,000

	Total Washington	131,334,960

See Notes to Financial Statements.

28 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	West Virginia — 0.4%
$ 13,600,000	West Virginia State Hospital Finance Authority, Hospital Revenue,
	West Virginia United Health Systems, LOC-Bank of America N.A.,
	0.300%, 10/1/09(a)	$13,600,000
10,000,000	West Virginia, EDA, Solid Waste Disposal Facilities Revenue,
	Appalachian Power Co., LOC-JPMorgan Chase, 0.480%, 10/1/09(a)(b)	10,000,000

	Total West Virginia	23,600,000

	Wisconsin — 2.4%
6,800,000	Milwaukee, WI, TECP, LOC-State Street Bank & Trust Co.,
	0.350% due 12/9/09	6,800,000
23,890,000	Wisconsin Housing & EDA, Home Ownership Revenue, FHLB,
	0.420%, 10/7/09(a)(b)	23,890,000
	Wisconsin State:
	GO, TECP:
43,257,000	0.400% due 10/6/09	43,257,000
37,393,000	0.300% due 11/9/09	37,393,000
14,675,000	0.450% due 11/9/09	14,675,000
	HEFA Revenue:
11,250,000	Froedtert & Community Health, LOC-U.S. Bank N.A.,
	0.340%, 10/1/09(a)	11,250,000
15,000,000	GO, Froedtert and Community Health Inc., LOC-U.S. Bank N.A.,
	0.270%, 10/7/09(a)	15,000,000

	Total Wisconsin	152,265,000

	Wyoming — 1.2%
	Sweetwater County, WY:
31,400,000	Environmental Important Revenue, Simplot Phosphates LLC,
	LOC-Rabobank Nederland, 0.450%, 10/7/09(a)(b)	31,400,000
1,500,000	PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC,
	0.330%, 10/1/09(a)	1,500,000
40,900,000	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co.,
	0.360%, 10/7/09(a)(b)	40,900,000

	Total Wyoming	73,800,000

	TOTAL INVESTMENTS — 98.8% (Cost — $6,173,452,226#)	6,173,452,226
	Other Assets in Excess of Liabilities — 1.2%	76,761,077

	TOTAL NET ASSETS — 100.0%	$6,250,213,303

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 29

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Abbreviations used in this schedule:
AMBAC	—	American Municipal Bond Assurance Corporation - Insured Bonds
BAN	—	Bond Anticipation Notes
CDA	—	Community Development Authority
COP	—	Certificate of Participation
CTFS	—	Certificates
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance - Insured Bonds
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Agency
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDC	—	Industrial Development Corporation
IDR	—	Industrial Development Revenue
IFC	—	Industrial Finance Corporation
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
MUD	—	Municipal Utilities District
NATL	—	National Public Finance Guarantee Corporation - Insured Bonds
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Facilities Authority
RAN	—	Revenue Anticipation Notes
RDA	—	Redevelopment Agency
Radian	—	Radian Asset Assurance - Insured Bonds
SPA	—	Standby Bond Purchase Agreement - Insured Bonds
TECP	—	Tax Exempt Commercial Paper
TFA	—	Transitional Finance Authority

See Notes to Financial Statements.

30 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SUMMARY OF INVESTMENTS BY SECTOR*

Education	21.8%
Health care	19.3
General obligation	9.8
Transportation	9.6
Miscellaneous	7.5
Housing: single family	5.4
Industrial revenue	4.3
Utilities	4.0
Power	4.0
Water & sewer	4.0
Housing: multi-family	3.3
Public facilities	3.2
Pollution control	1.4
Finance	1.3
Solid waste/resource recovery	0.7
Life care systems	0.2
Tax allocation	0.2

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of September 30, 2009 and are subject to change.

RATINGS TABLE†

S&P/Moody’s/Fitch‡
A-1	70.2%
VMIG1	22.6
SP-1	2.5
P-1	2.2
MIG 1	0.7
NR	0.5
F1	0.5
AA/Aa	0.5
AAA/Aaa	0.3

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch

See pages 32 and 33 for definitions of ratings.

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 31

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

32 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 33

Statement of assets and liabilities (unaudited)
September 30, 2009

ASSETS:
Investments, at value	$6,173,452,226
Cash	52,419
Receivable for securities sold	78,291,158
Interest receivable	5,149,222
Receivable for Fund shares sold	50
Prepaid expenses	205,808
Other assets	81,475

Total Assets	6,257,232,358

LIABILITIES:
Payable for securities purchased	5,010,000
Investment management fee payable	1,144,919
Distribution fees payable	549,673
Trustees’ fees payable	180,521
Distributions payable	35,205
Payable for Fund shares repurchased	34
Accrued expenses	98,703

Total Liabilities	7,019,055

TOTAL NET ASSETS	$6,250,213,303

NET ASSETS:
Par value (Note 6)	$62,503
Paid-in capital in excess of par value	6,250,525,419
Overdistributed net investment income	(3)
Accumulated net realized loss on investments	(374,616)

TOTAL NET ASSETS	$6,250,213,303

Shares Outstanding:
Class A	6,250,243,153
Class I	26,440
Net Asset Value:
Class A	$1.00
Class I	$1.00

See Notes to Financial Statements.

34 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended September 30, 2009

INVESTMENT INCOME:
Interest	$20,793,827

EXPENSES:
Investment management fee (Note 2)	15,527,981
Distribution fees (Notes 2 and 4)	3,873,384
Treasury Guarantee Program fees (Note 11)	1,884,727
Legal fees	186,326
Registration fees	137,983
Transfer agent fees (Note 4)	96,709
Trustees’ fees	78,960
Insurance	74,527
Shareholder reports (Note 4)	43,967
Audit and tax	26,700
Custody fees	23,925
Miscellaneous expenses	19,646

Total Expenses	21,974,835
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(3,048,909)

Net Expenses	18,925,926

NET INVESTMENT INCOME	1,867,901

INCREASE IN NET ASSETS FROM OPERATIONS	$1,867,901

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 35

Statements of changes in net assets

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (unaudited) AND THE YEAR ENDED MARCH 31, 2009	September 30	March 31

OPERATIONS:
Net investment income	$1,867,901	$131,655,135
Net realized loss	—	(374,616)

Increase in Net Assets From Operations	1,867,901	131,280,519

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,875,623)	(131,647,416)
Net realized gains	—	(7,719)

Decrease in Net Assets From Distributions to Shareholders	(1,875,623)	(131,655,135)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	12,185,227,996	44,132,027,891
Reinvestment of distributions	1,761,130	125,271,375
Cost of shares repurchased	(14,845,707,962)	(45,399,182,869)

Decrease in Net Assets From Fund Share Transactions	(2,658,718,836)	(1,141,883,603)

DECREASE IN NET ASSETS	(2,658,726,558)	(1,142,258,219)

NET ASSETS:
Beginning of period	8,908,939,861	10,051,198,080

End of period*	$6,250,213,303	$8,908,939,861

*Includes (overdistributed) and undistributed net investment income, respectively, of:	$(3)	$7,719

See Notes to Financial Statements.

36 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES	2009	[1]	2009	2008	2007 [2]	2006 [2]	2005 [2]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.000	[3]	0.013	0.029	0.031	0.022	0.009
Net realized gain (loss)	—		(0.000)[3]	0.000 [3]	0.000 [3]	0.000 [3]	0.000 [3]

Total income from operations	0.000	[3]	0.013	0.029	0.031	0.022	0.009

LESS DISTRIBUTIONS FROM:
Net investment income	(0.000)[3]		(0.013)	(0.029)	(0.031)	(0.022)	(0.009)
Net realized gains	—		(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]

Total distributions	(0.000)[3]		(0.013)	(0.029)	(0.031)	(0.022)	(0.009)

NET ASSET VALUE, END OF PERIOD	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.02%		1.32%	2.93%	3.10%	2.19%	0.90%

NET ASSETS, END OF PERIOD (MILLIONS)	$6,250		$8,785	$10,051	$8,232	$7,474	$7,080

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.57%[5,6]		0.53%[6]	0.52%	0.53%[7]	0.55%	0.57%
Net expenses[8]	0.49	[5,6,9,10]	0.53 [6]	0.52 [11]	0.52 [7,10]	0.55 [10]	0.56 [10]
Net investment income	0.05	[5]	1.32	2.85	3.05	2.17	0.90

[1]	For the six months ended September 30, 2009 (unaudited).
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Amount represents less than $0.0005 per share.
[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.52% and 0.44% for the six months ended September 30, 2009 and the gross and net expense ratios both would have been 0.51% for the year ended March 31, 2009.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.52%.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.70%.
[9]	In order to maintain a minimum yield of 0.01% additional waivers were implemented.
[10]	Reflects fee waivers and/or expense reimbursements.
[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 37

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES	2009	[1]	2009	[2]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.000	[3]	0.001
Net realized loss	—		(0.000	) [3]

Total income from operations	0.000	[3]	0.001

LESS DISTRIBUTIONS FROM:
Net investment income	(0.000)[3]		(0.001)

Total distributions	(0.000)[3]		(0.001)

NET ASSET VALUE, END OF PERIOD	$1.000		$1.000

Total return[4]	0.04%		0.10%

NET ASSETS, END OF PERIOD (000s)	$26		$26

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	0.51%		0.47%
Net expenses[5,6]	0.46	[7,8]	0.47
Net investment income[5]	0.07		0.39

[1]	For the six months ended September 30, 2009 (unaudited).
[2]	For the period December 31, 2008 (inception date) to March 31, 2009.
[3]	Amount represents less than $0.0005 per share.
[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%.
[7]	In order to maintain a minimum yield of 0.01% additional waivers were implemented.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through November 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 39

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$6,173,452,226	—	$6,173,452,226

† See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(f) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies.

40 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over 10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 41

Notes to financial statements (unaudited) continued

During the six months ended September 30, 2009, the Fund’s Class A and Class I shares had voluntary expense limitations in place of 0.70% of the average net assets of each respective class.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the six months ended September 30, 2009, LMPFA waived a portion of its fee and/or reimbursed expenses in the amount of $3,048,909.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2009, the Fund had accrued $81,199 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2009, the Fund did not invest in Swaps, Options, or Futures and does not have any intention to do so in the future.

42 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

4. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at an annual rate of 0.10% of the average daily net assets of Class A shares. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES*

Class A	$3,873,384	$96,701	$36,385
Class I	—	8	5

Total	$3,873,384	$96,709	$36,390

*	For the period April 1, 2009 through September 17, 2009. Subsequent to September 17, 2009, these expenses were accrued as common fund expenses.

For the six months ended September 30, 2009, waivers and/or reimbursements by class were as follows:

WAIVERS/ REIMBURSEMENTS

Class A	$3,048,903
Class I	6

Total	$3,048,909

5. Distributions to shareholders by class

	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009

Net Investment Income:
Class A	$1,875,614	$130,709,690
Exchange A1	—	937,701	[2]
Class I	9	25	[3]

Total	$1,875,623	$131,647,416

Net Realized Gains:
Class A	—	$7,622
Exchange A1	—	97	[2]

Total	—	$7,719

1	On June 2, 2009, Exchange A class shares were converted to Class A shares.
2	For the period August 1, 2008 (inception date) to March 31, 2009.
3	For the period December 31, 2008 (inception date) to March 31, 2009.

6. Shares of beneficial interest

At September 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 43

Notes to financial statements (unaudited) continued

has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009

Class A
Shares sold	12,162,769,512	43,754,366,787
Shares issued on reinvestment	1,760,248	125,207,420
Shares repurchased	(14,699,038,091)	(45,145,694,755)

Net decrease	(2,534,508,331)	(1,266,120,548)

Exchange A1
Shares sold	22,458,484	377,634,664	[2]
Shares issued on reinvestment	882	63,955	[2]
Shares repurchased	(146,669,871)	(253,488,114)[2]

Net increase (decrease)	(124,210,505)	124,210,505

Class I
Shares sold	—	26,440	[3]
Shares issued on reinvestment	—	—	[3]
Shares repurchased	—	—	[3]

Net increase	—	26,440

1	On June 2, 2009, Exchange A class shares were converted to Class A shares.
2	For the period August 1, 2008 (inception date) to March 31, 2009.
3	For the period December 31, 2008 (inception date) to March 31, 2009.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

7. Capital loss carryforward

As of March 31, 2009, the Fund had $374,616 of capital loss carryforward remaining, all of which expires in 2017. This amount will be available to offset any future taxable capital gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the

44 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 45

Notes to financial statements (unaudited) continued

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action

46 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 47

Notes to financial statements (unaudited) continued

Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

48 | Western Asset Municipal Money Market Fund 2009 Semi-Annual Report

11. Treasury guarantee

The Fund elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Fund elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap currently in effect.

The Guarantee Program expired as of the close of business on September 18, 2009.

Western Asset Municipal Money Market Fund 2009 Semi-Annual Report | 49

Western Asset Municipal Money Market Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher
Jane F. Dasher	Custodian
Mark T. Finn	State Street Bank and Trust
R. Jay Gerken, CFA	Company
Chairman
Rainer Greeven	Transfer agent
Stephen R. Gross	Boston Financial Data Services, Inc.
Richard E. Hanson, Jr.	2 Heritage Drive
Diana R. Harrington	Quincy, Massachusetts 02171
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten	Independent registered
R. Richardson Pettit	public accounting firm
KPMG LLP
Investment manager	345 Park Avenue
Legg Mason Partners Fund	New York, New York 10154
Advisor, LLC

Subadviser
Western Asset Management
Company

Western Asset Municipal Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND Legg Mason Funds 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC WASX010412 11/09 SR09-940

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: November 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: November 27, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: November 27, 2009